CORPORATE ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
CORPORATE ADMINISTRATIVE COSTS
Schedule of corporate administrative costs

	For the year ended
	December 31,	December 31,
	2019	2018

Salaries and benefits	$5,608	$6,026
Share-based compensation	5,459	4,140
Investor relations	2,294	1,318
Professional fees	1,756	1,085
Insurance	1,009	774
Office	854	1,580
Depreciation	649	126
Travel and accommodation	612	349
Listing and filing fees	433	390
	$18,674	$15,788